Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 605	$ 604
Accumulated depreciation and amortization	(412)	(412)
Property and equipment, net	193	192		$ 177
Depreciation	48	45	$ 42
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	22	23
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	111	108
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	92	89
Data processing equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	156	159
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 224	$ 225